PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE3 -       PROPERTY AND EQUIPMENT

a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2 0 1 2	2 0 1 1
	U.S. dollars in thousands

Computers and electronic equipment	$4,070	$4,048
Land	263	263
Office furniture and equipment	358	348
Vehicles	227	413
Leasehold improvements	8	8
	4,926	5,080
Less - accumulated depreciation and amortization	4,245	4,200
	$681	$880

b.	Depreciation and amortization expenses totaled $270 thousand, $295 thousand and $352 thousand in the years ended December 31, 2012, 2011 and 2010, respectively.